COMMERCIAL MORTGAGE LOANS - Schedule of Allowance for Credit Losses on Funded and Unfunded Mortgages (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Allowance for Funded Commercial Mortgage Loan Credit Losses
Beginning balance	$ 222	$ 5
Cumulative effect adjustment	0	80
Charge offs	0	0
Recoveries	(7)	(3)
Provision	(112)	140
Ending balance	103	222
Allowance for Unfunded Commercial Mortgage Loan Commitments Credit Losses
Beginning balance	22	0
Cumulative effect adjustment	0	10
Charge offs	0	0
Recoveries	0	0
Provision	(17)	12
Ending balance	$ 5	$ 22